Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2021

AEV-QTLY-1021
1.805757.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	63,060	$3,468,300
Entertainment - 0.1%
Lions Gate Entertainment Corp. Class B (a)	8,549	100,536
Interactive Media & Services - 3.0%
Alphabet, Inc. Class A (a)	1,835	5,310,398
Facebook, Inc. Class A (a)	2,895	1,098,305
		6,408,703
Media - 5.8%
Comcast Corp. Class A	114,849	6,969,037
Fox Corp. Class A	15,908	595,596
Interpublic Group of Companies, Inc.	93,482	3,480,335
WPP PLC	85,418	1,158,170
		12,203,138

TOTAL COMMUNICATION SERVICES		22,180,677

CONSUMER DISCRETIONARY - 4.9%
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	5,000	988,800
Whirlpool Corp.	4,509	998,879
		1,987,679
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	21,400	1,642,236
Multiline Retail - 1.1%
Dollar General Corp.	10,449	2,329,187
Specialty Retail - 1.0%
Best Buy Co., Inc.	17,153	1,998,496
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp. (a)	9,590	1,004,936
Tapestry, Inc.	33,422	1,347,575
		2,352,511

TOTAL CONSUMER DISCRETIONARY		10,310,109

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 1.5%
Kroger Co.	46,972	2,162,121
U.S. Foods Holding Corp. (a)	30,833	1,048,322
		3,210,443
Food Products - 2.0%
Mondelez International, Inc.	48,319	2,999,160
Tyson Foods, Inc. Class A	15,901	1,248,547
		4,247,707
Household Products - 3.9%
Procter & Gamble Co.	34,276	4,880,560
Reckitt Benckiser Group PLC	20,766	1,585,302
Spectrum Brands Holdings, Inc.	8,512	664,447
The Clorox Co.	6,700	1,125,935
		8,256,244

TOTAL CONSUMER STAPLES		15,714,394

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Parex Resources, Inc.	82,100	1,265,029
Teekay LNG Partners LP	45,181	628,016
		1,893,045
FINANCIALS - 19.2%
Banks - 7.6%
Bank of America Corp.	128,201	5,352,392
Cullen/Frost Bankers, Inc.	5,084	580,694
JPMorgan Chase & Co.	32,282	5,163,506
M&T Bank Corp.	15,030	2,104,350
PNC Financial Services Group, Inc.	14,985	2,863,634
		16,064,576
Capital Markets - 1.4%
Affiliated Managers Group, Inc.	9,543	1,623,360
BlackRock, Inc. Class A	804	758,405
Invesco Ltd.	24,459	619,302
		3,001,067
Consumer Finance - 2.4%
Capital One Financial Corp.	12,463	2,068,484
Discover Financial Services	23,768	3,047,533
		5,116,017
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	30,126	8,609,104
Insurance - 3.7%
Allstate Corp.	4,608	623,370
American International Group, Inc.	20,328	1,109,096
Chubb Ltd.	16,514	3,037,255
The Travelers Companies, Inc.	19,285	3,080,007
		7,849,728

TOTAL FINANCIALS		40,640,492

HEALTH CARE - 18.4%
Biotechnology - 2.4%
Amgen, Inc.	11,531	2,600,586
Regeneron Pharmaceuticals, Inc. (a)	3,815	2,569,021
		5,169,607
Health Care Providers & Services - 9.6%
Anthem, Inc.	6,498	2,437,595
Centene Corp. (a)	60,092	3,784,594
Cigna Corp.	19,941	4,220,513
CVS Health Corp.	26,811	2,316,202
Humana, Inc.	5,741	2,327,516
UnitedHealth Group, Inc.	12,433	5,175,485
		20,261,905
Pharmaceuticals - 6.4%
AstraZeneca PLC sponsored ADR	45,638	2,659,783
Bristol-Myers Squibb Co.	73,275	4,899,167
Roche Holding AG (participation certificate)	8,899	3,573,439
Sanofi SA sponsored ADR	44,644	2,311,666
		13,444,055

TOTAL HEALTH CARE		38,875,567

INDUSTRIALS - 10.7%
Aerospace & Defense - 3.7%
Airbus Group NV (a)	8,000	1,094,369
L3Harris Technologies, Inc.	8,562	1,995,032
Lockheed Martin Corp.	4,500	1,619,100
Northrop Grumman Corp.	8,344	3,068,089
		7,776,590
Air Freight & Logistics - 0.6%
Deutsche Post AG	19,187	1,349,788
Building Products - 0.2%
Jeld-Wen Holding, Inc. (a)	6,300	173,502
Johnson Controls International PLC	3,670	274,516
		448,018
Electrical Equipment - 0.7%
Regal Beloit Corp.	9,278	1,386,319
Industrial Conglomerates - 1.2%
Siemens AG	15,886	2,635,405
Machinery - 4.3%
ITT, Inc.	18,175	1,738,802
Oshkosh Corp.	22,966	2,631,444
Otis Worldwide Corp.	17,318	1,597,066
Pentair PLC	23,952	1,848,136
Stanley Black & Decker, Inc.	6,473	1,251,037
		9,066,485

TOTAL INDUSTRIALS		22,662,605

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 2.3%
Cisco Systems, Inc.	80,599	4,756,953
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	20,375	3,060,733
IT Services - 3.0%
Amdocs Ltd.	17,169	1,322,528
Capgemini SA	5,192	1,165,706
Cognizant Technology Solutions Corp. Class A	28,660	2,187,045
Fiserv, Inc. (a)	14,200	1,672,618
		6,347,897
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	6,591	1,417,922
Software - 0.8%
NortonLifeLock, Inc.	65,020	1,726,931

TOTAL INFORMATION TECHNOLOGY		17,310,436

MATERIALS - 2.9%
Chemicals - 1.3%
DuPont de Nemours, Inc.	21,475	1,589,580
International Flavors & Fragrances, Inc.	8,319	1,260,329
		2,849,909
Metals & Mining - 1.6%
Lundin Mining Corp.	162,977	1,317,612
Newmont Corp.	35,863	2,079,695
		3,397,307

TOTAL MATERIALS		6,247,216

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	9,479	2,769,479
Simon Property Group, Inc.	10,271	1,380,936
		4,150,415
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	50,482	4,861,417

TOTAL REAL ESTATE		9,011,832

UTILITIES - 9.3%
Electric Utilities - 7.8%
Duke Energy Corp.	22,112	2,314,242
Entergy Corp.	8,600	951,246
Evergy, Inc.	34,022	2,328,806
Exelon Corp.	55,289	2,710,267
PG&E Corp. (a)	210,962	1,934,522
Portland General Electric Co.	27,098	1,391,482
PPL Corp.	54,420	1,597,227
Southern Co.	49,663	3,264,349
		16,492,141
Multi-Utilities - 1.5%
Dominion Energy, Inc.	39,502	3,074,836

TOTAL UTILITIES		19,566,977

TOTAL COMMON STOCKS
(Cost $157,303,637)		204,413,350

Nonconvertible Preferred Stocks - 1.7%
INFORMATION TECHNOLOGY - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd.
(Cost $2,705,784)	58,320	3,562,894

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $2,533,406)	2,532,899	2,533,406
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $162,542,827)		210,509,650
NET OTHER ASSETS (LIABILITIES) - 0.4%		749,788
NET ASSETS - 100%		$211,259,438

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,383,493	$69,056,911	$67,907,016	$1,748	$18	$--	$2,533,406	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	265,572	265,572	377	--	--	--	0.0%
Total	$1,383,493	$69,322,483	$68,172,588	$2,125	$18	$--	$2,533,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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